Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Fuwei Films (Holdings) Co., Ltd (Parent Company)
(24) Fuwei Films (Holdings) Co., Ltd (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2018, an aggregate amount of RMB37,441 (US$5,446) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2018, the amount of restricted assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 76.8% of the Company’s consolidated total assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2018 and 2017

	2018		2017
	RMB	US$	RMB

Cash and cash equivalents	18	3	125
Other current assets	292,444	42,534	279,546
Investments in subsidiaries	-	-	-

Total assets	292,462	42,537	279,671

Current liabilities	69,560	10,117	67,388
Total shareholders’ equity	222,902	32,420	212,283

Total liabilities and shareholders’ equity	292,462	42,537	279,671

 Condensed unaudited Statements of Operations (For the years ended December 31, 2018, 2017 and 2016)

	2018		2017	2016
	RMB	US$	RMB	RMB

Interest income (expenses)	(3)	(-)	(7)	(15)
General and administrative expenses	(1,661)	(242)	(2,399)	(2,662)
Other income	715	104	-	-
Loss before equity in undistributed earnings of subsidiaries	(949)	(138)	(2,406)	(2,677)
Equity in earnings of subsidiaries	(21,223)	(3,086)	(43,597)	(51,806)

Net income	(22,172)	(3,224)	(46,003)	(54,483)

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2018, 2017 and 2016)

	2018		2017	2016
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(22,172)	(3,224)	(46,003)	(54,483)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	21,223	3,087	43,597	51,806
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	(814)	(118)	(66)	142

Net cash provided by operating activities	(1,763)	(255)	(2,472)	(2,535)

Cash flow from financing activities

Payments to related parties	(639)	(93)	4,762	2,750
Proceeds from related parties	2,294	334	(2,379)	(10)

Effect of exchange	1	-	(12)	10

Net cash provided by (used in) financing activities	1,656	241	2,371	2,750

Net increase (decrease) in cash	(107)	(15)	(101)	215
Cash:
At beginning of year	125	18	226	11
At end of year	18	3	125	226